Expense Example	Sep. 02, 2026 USD ($)
GraniteShares 2x Long Anthropic Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year
Expense Example, with Redemption, 3 Years
GraniteShares 2x Short Anthropic Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year
Expense Example, with Redemption, 3 Years